CASH AND BORROWINGS	12 Months Ended
Dec. 31, 2017
CASH AND BORROWINGS
CASH AND BORROWINGS

15 CASH AND BORROWINGS

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash at bank.

	2017	2016
	$ million	$ million
Bank overdrafts and loans due within one year	27	86
Long-term bank borrowings and finance leases	300	440
Private placement notes	1,123	1,124
Borrowings	1,450	1,650
Cash at bank	(169)	(100)
(Debit)/credit balance on derivatives – currency swaps	(2)	1
Credit/(debit) balance on derivatives – interest rate swaps	2	(1)
Net debt	1,281	1,550

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2017:
Bank loans	13	–	300	–	–	–	313
Bank overdrafts	14	–	–	–	–	–	14
Private placement notes	–	124	–	264	125	610	1,123
	27	124	300	264	125	610	1,450
At 31 December 2016:
Bank loans	22	–	300	–	135	–	457
Bank overdrafts	62	–	–	–	–	–	62
Finance lease liabilities	2	2	3	–	–	–	7
Private placement notes	–	–	125	–	264	735	1,124
	86	2	428	–	399	735	1,650

15.2 Assets pledged as security

Assets are pledged as security under normal market conditions. Secured borrowings and pledged assets are as follows:

	2017	2016
	$ million	$ million
Finance lease liabilities – due within one year	–	2
Finance lease liabilities – due after one year	–	5
Total amount of secured borrowings	–	7
Total net book value of assets pledged as security:
Property, plant and equipment	–	5
	–	5

15.3 Liquidity risk exposures

The Board has established a set of policies to manage funding and currency risks. The Group uses derivative financial instruments only to manage the financial risks associated with underlying business activities and their financing.

Liquidity risk is the risk that the Group is not able to settle or meet its obligations on time or at a reasonable price. The Group’s policy is to ensure that there is sufficient funding and facilities in place to meet foreseeable borrowing requirements. The Group manages and monitors liquidity risk through regular reporting of current cash and borrowing balances and periodic preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities.

The Group has available committed facilities of $2.4bn (2016: $2.4bn). The interest payable on borrowings under committed facilities is either at fixed or floating rates. Floating rates are typically based on the LIBOR (or other reference rate) relevant to the term and currency concerned.

The Company is subject to restrictive covenants under its principal facility agreements. These financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2017, the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur.

The Group’s committed facilities are:

Facility	Date due
$80 million 2.47% Senior Notes	November 2019
$45 million Floating Rate Senior Notes	November 2019
$300 million bilateral, term loan facility	April 2020
$75 million 3.23% Senior Notes	January 2021
$1.0 billion syndicated, revolving credit facility	March 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
$50 million 3.15% Senior Notes	November 2022
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026

15.4 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2017
Non-derivative financial liabilities:
Bank overdrafts and loans	27	–	300	–	327
Trade and other payables	873	1	1	2	877
Private placement notes	36	161	476	647	1,320
Acquisition consideration	36	50	69	5	160
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,737	–	–	–	2,737
Currency swaps/forward foreign exchange contracts – inflow	(2,739)	–	–	–	(2,739)
	970	212	846	654	2,682
At 31 December 2016
Non-derivative financial liabilities:
Bank overdrafts and loans	86	–	435	–	521
Trade and other payables	807	–	–	–	807
Finance lease liabilities	3	3	3	–	9
Private placement notes	36	36	491	800	1,363
Acquisition consideration	38	30	46	16	130
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,284	–	–	–	2,284
Currency swaps/forward foreign exchange contracts – inflow	(2,285)	–	–	–	(2,285)
	969	69	975	816	2,829

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.5 Finance leases

Accounting policy

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Assets held under finance leases are capitalised as property, plant or equipment and depreciated accordingly. Minimum lease payments are apportioned between the finance expense and the reduction in the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Future minimum lease payments under finance leases together with the present value of the minimum lease payments are as follows:

	2017	2016
	$ million	$ million
Within one year	–	3
After one and within two years	–	3
After two and within three years	–	3
After three and within four years	–	–
After four and within five years	–	–
After five years	–	–
Total minimum lease payments	–	9
Discounted by imputed interest	–	(2)
Present value of minimum lease payments	–	7

In 2017, the Group terminated its finance lease. Present value of minimum lease payments can be split out as: $nil (2016: $2m) due within one year, $nil (2016: $5m) due between one to five years and $nil (2016: $nil) due after five years.

Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2017, the Group held $155m (2016: $38m, 2015: $102m) in cash net of bank overdrafts. The Group had committed facilities available of $2,425m at 31 December 2017 of which $1,425m was drawn. Smith & Nephew intends to repay the amounts due within one year using available cash and drawing down on the longer-term facilities.

The principal variations in the Group’s borrowing requirements result from the timing of dividend payments, acquisitions and disposals of businesses, timing of capital expenditure and working capital fluctuations. Smith & Nephew believes that its capital expenditure needs and its working capital funding for 2018, as well as its other known or expected commitments or liabilities, can be met from its existing resources and facilities. The Group’s net debt decreased from $1,550m at the beginning of 2017 to $1,281m at the end of 2017, representing an overall decrease of $269m.

The Group’s planned future contributions are considered adequate to cover the current underfunded position in the Group’s defined benefit plans.